INCOME TAXES (Details) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Deferred
Total	$ 33,482,744	$ 9,368,541	$ 6,679,754
PRC
Current
PRC income tax expenses	34,474,418	11,827,735	7,863,965
Deferred
PRC income tax expenses	(991,674)	(2,459,194)	(1,184,211)
Total	$ 33,482,744	$ 9,368,541	$ 6,679,754